Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Schedule of Trade and Other Payables

Amounts in US$ ‘000	2023	2022
V.A.T	975	8,513
Trade payables	108,977	102,125
Customer advance payments	—	481
Other short-term advance payments (a)	450	—
Outstanding commitments in Chile (b)	5,869	—
Staff costs to be paid	10,852	9,306
Royalties to be paid	791	9,403
Taxes and other debts to be paid	9,381	8,963
To be paid to co-venturers (Note 34)	522	2,815
	137,817	141,606
Classified as follows:
Current	137,817	141,606
Non-current	—	—
(a)	Advance payment collected in relation with the sale of the Group´s business in Chile (see Note 36.1).
(b)	Investment commitments in the Campanario and Isla Norte Blocks as a result of sale agreement of the Group´s business in Chile (see Note 36.1).